Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 28, 2012
Morgan Dempsey Small/Micro Cap Value Fund (Prospectus Summary) | Morgan Dempsey Small/Micro Cap Value Fund | Morgan Dempsey Small/Micro Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITYX

Morgan Dempsey Small/Micro Cap Value Fund (Prospectus Summary) | Morgan Dempsey Small/Micro Cap Value Fund
Morgan Dempsey Small/Micro Cap Value Fund
Investment Objective
The investment objective of the Morgan Dempsey Small/Micro Cap Value Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Morgan Dempsey Small/Micro Cap Value Fund
Redemption Fee (as a percentage of proceeds on shares redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Morgan Dempsey Small/Micro Cap Value Fund
Management Fees		1.10%
Other Expenses		6.66%
Total Annual Fund Operating Expenses	[1]	7.76%
Fee Waiver/Expense Reimbursement	[2]	(6.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.30%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses which are less than 0.01% of the Fund's average net assets.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Morgan Dempsey Capital Management, LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.30% of the Fund's average annual net assets, through December 31, 2013, subject to annual re-approval by the Trust's Board of Trustees (the "Board of Trustees"). The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2013.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Morgan Dempsey Small/Micro Cap Value Fund	132	1,500	3,013	6,445

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.76% of the average value of its portfolio.
Principal Investment Strategies
To achieve its investment objective, the Fund intends to invest in companies with micro- and small-size market capitalizations ("micro-cap" and "small-cap"
companies). The Fund currently defines micro-cap companies as companies with market capitalizations between $30 million and $500 million and small-cap companies as companies with market capitalizations between $500 million and $3 billion. Under normal market conditions, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks and other equity securities of micro-cap and small-cap companies.
In addition to common stocks, equity securities may also include preferred stocks, convertible debt securities, derivative securities, swaps and synthetic instruments, and other investment companies and exchange-traded funds ("ETFs")
that invest in equity securities of micro-cap and small-cap companies. The Fund may also sell shares of equity securities or ETFs short for hedging purposes.

The Adviser uses disciplined, fundamental, bottom-up research to select investments for the Fund's portfolio from the universe of small-cap and micro-cap companies. The Adviser seeks to identify companies that trade at significant discounts to what the Adviser believes to be their intrinsic value, and that possess a material catalyst that may trigger a long-term, sustainable growth in value. In addition to favorable valuations at the time of purchase, companies in which the Fund will invest will have strong balance sheets with liquidity and solvency characteristics that provide a margin of safety. The
Fund invests in companies with increasing intrinsic values, which allow the
Fund's holdings to grow and build value over long periods of time.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

·  Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

·  Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

·  Convertible Securities Risk. A convertible security is a fixed-income security
   (a debt instrument or a preferred stock) which may be converted at a stated
   price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

·  Shares of Other Investment Companies Risk. The risk that you will indirectly bear fees and expenses charged by the underlying funds in addition to the
   Fund's direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

·  Exchange-Traded Fund Risk. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of its underlying portfolio
   Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

·  Derivative Securities Risk. The risk that the Fund's use of derivatives will cause losses due to the unexpected effect of market movements on a derivative's price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

·  Swap Agreement Risk. Swap agreements may not be assigned without the consent of the counter-party, and may experience losses in the event of a default or bankruptcy of the counter-party.

·  Synthetic Instruments Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the overall securities markets.

·  Short Sale Risk. Short selling of securities may result in the Fund's investment performance suffering if it is required to close out a short position earlier than it had intended.
Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.morgandempseyfunds.com or by calling the Fund toll-free at 877-642-7227.

Calendar Year Returns as of December 31

The Fund's calendar year-to-date return as of September 30, 2012 was
6.62%. During the period shown in the bar chart, the best performance for a quarter was 13.92% (for the quarter ended December 31, 2011). The worst performance was -17.30% (for the quarter ended September 30, 2011).
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Morgan Dempsey Small/Micro Cap Value Fund	Return Before Taxes	(1.46%)	(1.46%)	Dec 31, 2010
Morgan Dempsey Small/Micro Cap Value Fund After Taxes on Distributions	Return After Taxes on Distributions	(1.52%)	(1.52%)	Dec 31, 2010
Morgan Dempsey Small/Micro Cap Value Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.89%)	(0.89%)	Dec 31, 2010
Morgan Dempsey Small/Micro Cap Value Fund Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(5.50%)	Dec 31, 2010

After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes and Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 28, 2012
Morgan Dempsey Small/Micro Cap Value Fund (Prospectus Summary) | Morgan Dempsey Small/Micro Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Dempsey Small/Micro Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Morgan Dempsey Small/Micro Cap Value Fund (the "Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.76%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses which are less than 0.01% of the Fund's average net assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2013.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Fund intends to invest in companies with micro- and small-size market capitalizations ("micro-cap" and "small-cap"
companies). The Fund currently defines micro-cap companies as companies with market capitalizations between $30 million and $500 million and small-cap companies as companies with market capitalizations between $500 million and $3 billion. Under normal market conditions, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks and other equity securities of micro-cap and small-cap companies.
In addition to common stocks, equity securities may also include preferred stocks, convertible debt securities, derivative securities, swaps and synthetic instruments, and other investment companies and exchange-traded funds ("ETFs")
that invest in equity securities of micro-cap and small-cap companies. The Fund may also sell shares of equity securities or ETFs short for hedging purposes.

The Adviser uses disciplined, fundamental, bottom-up research to select investments for the Fund's portfolio from the universe of small-cap and micro-cap companies. The Adviser seeks to identify companies that trade at significant discounts to what the Adviser believes to be their intrinsic value, and that possess a material catalyst that may trigger a long-term, sustainable growth in value. In addition to favorable valuations at the time of purchase, companies in which the Fund will invest will have strong balance sheets with liquidity and solvency characteristics that provide a margin of safety. The
Fund invests in companies with increasing intrinsic values, which allow the
Fund's holdings to grow and build value over long periods of time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

·  Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

·  Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

·  Convertible Securities Risk. A convertible security is a fixed-income security
   (a debt instrument or a preferred stock) which may be converted at a stated
   price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

·  Shares of Other Investment Companies Risk. The risk that you will indirectly bear fees and expenses charged by the underlying funds in addition to the
   Fund's direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

·  Exchange-Traded Fund Risk. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of its underlying portfolio
   Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

·  Derivative Securities Risk. The risk that the Fund's use of derivatives will cause losses due to the unexpected effect of market movements on a derivative's price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

·  Swap Agreement Risk. Swap agreements may not be assigned without the consent of the counter-party, and may experience losses in the event of a default or bankruptcy of the counter-party.

·  Synthetic Instruments Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the overall securities markets.

·  Short Sale Risk. Short selling of securities may result in the Fund's investment performance suffering if it is required to close out a short position earlier than it had intended.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.morgandempseyfunds.com or by calling the Fund toll-free at 877-642-7227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-642-7227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morgandempseyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's calendar year-to-date return as of September 30, 2012 was
6.62%. During the period shown in the bar chart, the best performance for a quarter was 13.92% (for the quarter ended December 31, 2011). The worst performance was -17.30% (for the quarter ended September 30, 2011).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes and Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes and Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Morgan Dempsey Small/Micro Cap Value Fund (Prospectus Summary) | Morgan Dempsey Small/Micro Cap Value Fund | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Morgan Dempsey Small/Micro Cap Value Fund (Prospectus Summary) | Morgan Dempsey Small/Micro Cap Value Fund | Morgan Dempsey Small/Micro Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of proceeds on shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	6.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.76%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,013
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,445
Annual Return 2011	rr_AnnualReturn2011	(1.46%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.30%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Morgan Dempsey Small/Micro Cap Value Fund (Prospectus Summary) | Morgan Dempsey Small/Micro Cap Value Fund | Morgan Dempsey Small/Micro Cap Value Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Morgan Dempsey Small/Micro Cap Value Fund (Prospectus Summary) | Morgan Dempsey Small/Micro Cap Value Fund | Morgan Dempsey Small/Micro Cap Value Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses which are less than 0.01% of the Fund's average net assets.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Morgan Dempsey Capital Management, LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.30% of the Fund's average annual net assets, through December 31, 2013, subject to annual re-approval by the Trust's Board of Trustees (the "Board of Trustees"). The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.